Property, Plant, and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land		$ 49,334	$ 47,531
Buildings		285,190	259,072
Leasehold improvements		9,355	9,355
Machinery and equipment		644,575	542,687
Construction in progress		29,472	54,976
Property, plant and equipment, gross		1,017,926	913,621
Less accumulated depreciation		(393,284)	(326,362)
Total	$ 618,032	$ 624,642	$ 587,259